UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN FUND, INC.
(Exact name of registrant as specified in charter)

470 Park Avenue South, New York, NY	10016
(Address of principal executive offices)	(Zip Code)

Jay Kesslen

Horizon Kinetics, LLC
470 Park Avenue South
New York, NY 10016
(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 703-6904

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C § 3507.

Item 1. SCHEDULE OF INVESTMENTS

RENN Fund, Inc.
Schedule of Investments
September 30, 2017 (Unaudited)
Shares or Principal Amount	Company	Cost	Value(1)
	MONEY MARKET FUNDS – 36.42%
2,500,615	Fidelity Institutional Government Portfolio Fund - Institutional Class	$2,500,615	$2,500,615

	Total Money Market Funds	2,500,615	2,500,615

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
$1,000,000	PetroHunter Energy Corporation 8.50% Maturity
	12/31/2014 (2)(3)	1,000,000	-
	Total Convertible Bonds	1,000,000	-

	CONVERTIBLE PREFERRED EQUITIES – 28.94%
	Communications Service NEC – 28.94%
233,229	AnchorFree, Inc. Series A (2)(4)(5)	419,812	1,987,111

	Total Convertible Preferred Equities	419,812	1,987,111

	COMMON EQUITIES – 36.49%
	Communications Service NEC – 1.86%
15,023	AnchorFree, Inc. (2)(4)(5)	92,971	127,996

	Medicinal Chemicals and Botanical Products – 0.98%
193,070	FitLife Brands, Inc.(2)	9,131,688	67,575

	Oil and Gas– 2.76%
808,445	PetroHunter Energy Corporation(2)	101,056	-
468	Texas Pacific Land Trust	170,588	189,119
		271,644	189,119

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.61%
60	Bitcoin Investment Trust(2)	30,095	42,120

	Surgical & Medical Instruments & Apparatus – 30.28%
615,000	Bovie Medical Corporation(2)	1,470,958	2,078,700

	Total Common Equities	10,997,356	2,505,510

	TOTAL INVESTMENTS – 101.85%	$14,917,783	6,993,236
	LIABILITIES LESS OTHER ASSETS – (1.85%)		(127,231)
	NET ASSETS		$6,866,005

(1)	See Fair Value Measurements.

(2)	Non-Income Producing.

(3)
The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0000. During 2016 PetroHunter declared Chapter 7 bankruptcy. The Fund is attempting to recover amounts owed to it by PetroHunter through that process; however, there is no way to estimate what amount, if any, might be recovered.

(4)	Securities in a privately owned company.

(5)	“Affiliated,” generally means that the Fund (and/or affiliated funds) has a director on issuer’s board and/or the Fund owns more than 5% of the issuer’s voting shares.

See Notes to Schedule of Investments.

RENN Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Note 1 - Organization
Horizon Asset Management LLC (“Horizon”), a registered investment adviser and subsidiary of Horizon Kinetics LLC, serves as the Investment Adviser to RENN Fund, Inc. (“the “Fund”). Horizon is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940.

Horizon became the investment advisor for the Fund as of July 1, 2017. This action was based on a determination by the Fund’s Board of Directors and was approved by the shareholders.

Note 2 - Fair Value Measurements
Investments are carried at fair value, as determined in good faith by Horizon, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a daily basis, Horizon prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

RENN Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017 (Unaudited)

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$-	$-	$-
Convertible Preferred Equities	-	-	1,987,111	1,987,111
Common Equities	2,377,514	-	127,996	2,505,510
Money Market Funds	2,500,615	-	-	2,500,615
Total Investments	$4,878,129	$-	$2,115,107	$6,993,236

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Value
Beginning balance December 31, 2016	$2,115,107
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	-
Total realized gain/(loss)	-
Purchases	-
Sales	-
Return of capital distributions	-
Transfers out of Level 3 during the period	-
Ending balance September 30, 2017	$2,115,107

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise. There were no transfers between levels during the quarter ended September 30, 2017.

One portfolio company is being classified as Level 3. AnchorFree, Inc. is a private company and at September 30, 2017, the investment was valued primarily using forecasted revenues and thus qualifies as a Level 3 security. The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 as of September 30, 2017:

RENN Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2017 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 09/30/17	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Preferred	$1,987,111	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%
Common Stock	$ 127,996	Income Approach	Discount Rate	16%	36%	26%
		Market Approach	Revenue Multiple	$0.45	$6.05	$5.00
		Option Pricing Method	Volatility	20%	69%	43%
Note 3 - Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2017 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of period
AnchorFree, Inc. Series A
Convertible Preferred A Equity	$1,987,111	$-	$-	$-	$-	$1,987,111
AnchorFree, Inc.
Common Stock	127,996	-	-	-	-	127,996

Total Restricted and/or Controlled Securities	$2,115,107	-	-	-	-	$2,115,107

Note 4 - Federal Income Tax Information
At September 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$14,917,783

Gross Unrealized Appreciation	$2,256,365
Gross Unrealized Depreciation	(10,180,912)

Net Unrealized Depreciation	$(7,924,547)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RENN Fund, Inc.

By:	/s/ Murray Stahl
Murray Stahl
Chief Executive Officer and Chief Financial Officer
Date:	November 21, 2017